Segment Information and seasonality	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segment Information and seasonality
22.	SEGMENT INFORMATION AND SEASONALITY
The Company’s major business is research and development and operates only in one single segment. The Board of directors, which allocates resources and assesses performance of the Company as a whole, has identified that the Company has only one reportable operating segment. There is no revenue from the Company’s major products and services for the six months ended June 30, 2021, and June 30, 2022.
The Company’s operations are not affected by any significant seasonality fluctuations.